INCOME TAX (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount before taxes
Remeasurement loss related to defined benefit liability	$ 3,753	$ 626	$ (59,434)
Net profit (loss) by financial instruments measured at fair value	29,095	208,276	128,271
Gain or loss on net investment hedge in foreign operations	449,640
Net	482,488	208,902	68,837
Expenses or (income) per tax
Remeasurement loss related to defined benefit liability	(3,725)	(10,966)	9,312
Net profit (loss) by financial instruments measured at fair value	9,789	24,341	9,052
Gain or loss on net investment hedge in foreign operations	(6,895)	0	0
Net	(831)	13,375	18,364
Net taxes
Remeasurement loss related to defined benefit liability	28	(10,340)	(50,122)
Net profit (loss) by financial instruments measured at fair value	38,884	232,617	137,323
Gain or loss on net investment hedge in foreign operations	442,745	(345,412)	1,407,675
Net	$ 481,657	$ 222,277	$ 87,201